Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	$ 133,236
Depreciation for the year	19,964	$ 19,604	$ 21,873
Ending Balance	126,138	133,236
Non-cash capital expenditures related to property, plant and equipment	2,551	3,608	2,016
Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	41,828
Ending Balance	41,828	41,828
Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	46,583
Ending Balance	43,500	46,583
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	14,046
Ending Balance	12,147	14,046
Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	8,286
Ending Balance	7,219	8,286
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	2,268
Ending Balance	2,364	2,268
Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	19,778
Ending Balance	16,870	19,778
Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	447
Ending Balance	2,210	447
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	303,895	286,431
Additions	13,346	20,815
Transfers	0	0
Disposals	(4,215)	(3,371)
Disposal of subsidiary	(328)
Effect of exchange rate changes	(539)	20
Ending Balance	312,159	303,895	286,431
Gross carrying amount | Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	41,828	41,828
Additions	0	0
Transfers	0	0
Disposals	0	0
Disposal of subsidiary	0
Effect of exchange rate changes	0	0
Ending Balance	41,828	41,828	41,828
Gross carrying amount | Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	75,383	75,403
Additions	1,129	60
Transfers	0	0
Disposals	(37)	(79)
Disposal of subsidiary	0
Effect of exchange rate changes	0	(1)
Ending Balance	76,475	75,383	75,403
Gross carrying amount | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	77,441	74,956
Additions	2,730	1,705
Transfers	335	783
Disposals	(2)	(5)
Disposal of subsidiary	0
Effect of exchange rate changes	0	2
Ending Balance	80,504	77,441	74,956
Gross carrying amount | Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	49,227	45,487
Additions	1,946	4,565
Transfers	112	69
Disposals	(1,861)	(895)
Disposal of subsidiary	0
Effect of exchange rate changes	0	1
Ending Balance	49,424	49,227	45,487
Gross carrying amount | Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	13,127	14,657
Additions	1,301	731
Transfers	0	0
Disposals	(152)	(2,286)
Disposal of subsidiary	(103)
Effect of exchange rate changes	(168)	25
Ending Balance	14,005	13,127	14,657
Gross carrying amount | Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	46,442	33,248
Additions	4,030	13,307
Transfers	0	0
Disposals	(2,163)	(106)
Disposal of subsidiary	(225)
Effect of exchange rate changes	(371)	(7)
Ending Balance	47,713	46,442	33,248
Gross carrying amount | Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	447	852
Additions	2,210	447
Transfers	(447)	(852)
Disposals	0	0
Disposal of subsidiary	0
Effect of exchange rate changes	0	0
Ending Balance	2,210	447	852
Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(170,659)	(154,357)
Depreciation for the year	19,964	19,604
Disposals	4,021	3,354
Disposal of subsidiary	(149)
Effect of exchange rate changes	(432)	52
Ending Balance	(186,021)	(170,659)	(154,357)
Accumulated depreciation and amortisation | Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Depreciation for the year	0	0
Disposals	0	0
Disposal of subsidiary	0
Effect of exchange rate changes	0	0
Ending Balance	0	0	0
Accumulated depreciation and amortisation | Building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(28,800)	(24,647)
Depreciation for the year	4,212	4,232
Disposals	37	79
Disposal of subsidiary	0
Effect of exchange rate changes	0	0
Ending Balance	(32,975)	(28,800)	(24,647)
Accumulated depreciation and amortisation | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(63,395)	(57,576)
Depreciation for the year	4,964	5,824
Disposals	2	5
Disposal of subsidiary	0
Effect of exchange rate changes	0	0
Ending Balance	(68,357)	(63,395)	(57,576)
Accumulated depreciation and amortisation | Research and development equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(40,941)	(39,283)
Depreciation for the year	3,125	2,551
Disposals	1,861	895
Disposal of subsidiary	0
Effect of exchange rate changes	0	2
Ending Balance	(42,205)	(40,941)	(39,283)
Accumulated depreciation and amortisation | Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(10,859)	(12,076)
Depreciation for the year	1,132	1,048
Disposals	152	2,286
Disposal of subsidiary	(57)
Effect of exchange rate changes	(141)	21
Ending Balance	(11,641)	(10,859)	(12,076)
Accumulated depreciation and amortisation | Others
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(26,664)	(20,775)
Depreciation for the year	6,531	5,949
Disposals	1,969	89
Disposal of subsidiary	(92)
Effect of exchange rate changes	(291)	29
Ending Balance	(30,843)	(26,664)	(20,775)
Accumulated depreciation and amortisation | Prepayments for purchase of equipment and construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Depreciation for the year	0	0
Disposals	0	0
Disposal of subsidiary	0
Effect of exchange rate changes	0	0
Ending Balance	$ 0	$ 0	$ 0